Revenue - Contract balances (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue
Deferred revenue-current	$ 6,864,731	$ 11,456,667	$ 16,736,365
Deferred revenue-noncurrent	3,713	312,896	50,877
Total	6,868,444	11,769,563	16,787,242
Revenue recognized from deferred revenue balance	$ 11,456,667	$ 16,736,365	$ 15,258,021